Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of income tax [Abstract]
Major Components Of Tax Expense (Income)
The following table represents the major components of income tax expense recognized in net earnings for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Current income tax expense	$98.7	$52.7
Deferred income tax expense	119.2	31.0
Income tax expense recognized in net earnings	$217.9	$83.7

Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates And Average Effective Tax Rate
The statutory tax rate for 2024 was 25.0% (2023 – 25.0%). The following table reconciles the expected income tax expense at the Canadian combined statutory income tax rate to the amounts recognized in net earnings for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Earnings before income taxes	$502.2	$293.7
Statutory tax rate	25.0%	25.0%
Expected income tax expense based on above rates	$125.6	$73.4
Effect of higher tax rates in foreign jurisdictions	8.2	3.9
Non-deductible expenses	3.0	5.0
Impact of local mining taxes	41.7	19.6
Impact of foreign exchange	49.7	(16.3)
Impact of renouncement of flow through share expenditures	(0.6)	—
Withholding tax	0.5	1.5
Change in unrecognized temporary differences	(14.4)	2.5
Other	4.2	(5.9)
Income tax expense	$217.9	$83.7

Schedule of Change in Deferred Income Tax Liability
The following table reflects the change in net deferred income tax liability at December 31, 2024 and December 31, 2023:

	December 31, 2024	December 31, 2023
Balance, beginning of year	$694.6	$660.9
Deferred income tax expense recognized in net earnings	119.2	31.0
Deferred income tax (recovery) expense recognized in OCI	(3.8)	2.7
Deferred tax asset recognized upon acquisition of Argonaut (Note 6)	(61.2)	—
Other	(0.4)	—
Balance, end of year	$748.4	$694.6

Schedule of Deferred Tax Assets and Liabilities
The following summarizes the components of deferred income tax at December 31, 2024 and December 31, 2023:

	December 31, 2024	December 31, 2023
Mineral property, plant and equipment	$895.8	$735.3
Inventory capitalization	5.1	5.1
Other deductible temporary differences	(97.1)	(41.1)
Non-capital losses carried forward	(55.4)	(4.7)
Deferred income tax liability	$748.4	$694.6